UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA New Jersey Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal
Series Trust, 800 Scudders Mill Road, Plainsboro, NJ,  08536.
Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


CMA New Jersey
Municipal Money Fund


Annual Report
March 31, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



CMA New Jersey Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



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CMA New Jersey Municipal Money Fund


Important Tax Information (unaudited)


All of the net investment income distributions paid by CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable per share distributions paid by the Fund during the year:


Record          Payable        Ordinary        Long-Term
Date              Date          Income       Capital Gains

12/31/2003     12/31/2003      $.000020         $.000010


Please retain this information for your records.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004



A Letter From the President


Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets - both taxable and tax-exempt - continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and
+35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004



A Discussion With Your Fund's Portfolio Manager


We sought to maintain the Fund's stake in fixed rate municipal notes while still taking advantage of favorable price swings in shorter-term variable rate demand notes when available.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA New Jersey
Municipal Money Fund paid shareholders a net annualized yield of ..43%.* As of March 31, 2004, the Fund's seven-day yield was .43%.

Our principal investment strategy was to maintain the Fund's average portfolio maturity at or above its peer group average. We implemented this strategy based on our belief that short-term borrowing rates would remain stable, at least through the first quarter of 2004. We believed that fixed-coupon securities such as municipal notes and puts, which have effective maturities up to 13 months, would outperform variable rate demand products during this period given the relative stability of short-term interest rates. This, in fact, was the case as the average yield on the one-year note, as measured by the Bond Buyer One-Year Note Index, was 1.08% for the 12-month period ended March 31, 2004. The average seven-day variable rate yield, as measured by the BMA Municipal Swap Index, was 1.00% during the same period.

Fund results benefited from our purchase of $70 million in New Jersey tax revenue anticipation notes in the third quarter of 2003. These securities had yields between 1.02% and 1.05% and provided excellent asset diversification and liquidity, as well as solid credit quality.

For its part, the Federal Reserve Board remained accommodative throughout the year. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Describe conditions in the State of New Jersey during the period.

New Jersey's economy continued to be stronger than that of many of its Northeastern neighbors. The state's unemployment rate improved steadily and, as we neared the end of the period, was slightly below the national average. A recent budget analysis suggested that New Jersey's revenue projections, once thought overly optimistic, may actually underestimate collections by as much as $300 million.

During the past 12 months, New Jersey was an active issuer of short-term municipal debt, bringing to market a total of $1.9 billion worth of tax and revenue anticipation notes.


What changes were made to the portfolio during the period?

The portfolio's structure was relatively stable over the past 12 months. We did, however, undertake a modest but important reallocation of a portion of the Fund's assets. Specifically, we shifted assets out of variable rate demand products and into fixed-coupon securities. The goal was to extend the portfolio's average maturity. Given that short-term interest rates were at historic lows and seemingly in a holding pattern, longer-dated fixed securities presented the more attractive investment opportunity in our view. Our expectations about the yield advantages of fixed notes were met, as indicated by the figures referenced earlier.

We accomplished this reallocation of assets primarily through the purchase of municipal notes and puts. During the period, we increased the Fund's weighting in notes and puts by 4%, bringing our allocation to 25% of net assets as of March 31, 2004. We decreased the Fund's weighting in variable rate securities by a similar percentage.



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004



How would you characterize the portfolio's position at the close of the period?

We believe the Fund is well positioned for the current interest rate environment. One likely area of focus in the months ahead will be on our municipal note holdings. We plan to seek attractive opportunities to reinvest a significant portion of the Fund's note positions maturing before September 30, 2004.

We will continue to monitor the tone and actions of the Federal Reserve Board to determine the potential for an increase in short-term interest rates. We plan to maintain the current flexibility in the portfolio's structure and react as needed to any changes in market conditions. As always, we will continue to monitor developments in the State of New Jersey and gauge their potential impact on Fund holdings. We expect that New Jersey will continue to be an important issuer of municipal debt, and we are looking for the state's annual short-term financing to take place in the upcoming two quarters.

Steven T. Lewis
Vice President and Portfolio Manager

April 8, 2004



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments                                                                                      (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New Jersey--81.2%

                          Bayonne, New Jersey, GO:
               $ 3,355        BAN, 2% due 7/09/2004                                                              $    3,362
                 3,138        BAN, 2.25% due 7/09/2004                                                                3,146
                 5,000        TAN, 2% due 8/20/2004                                                                   5,013
                 7,500        TAN, 2.25% due 8/20/2004                                                                7,526
                 6,120        Temporary Notes, 2% due 7/09/2004                                                       6,133

                 5,395    Bayonne, New Jersey, Municipal Utilities Authority, Water System Revenue Bonds,
                          PUTTERS, Series 358, 1.08% due 4/01/2011 (e)(f)                                             5,395

                 2,113    Bethlehem Township, New Jersey, GO, BAN, 1.50% due 6/23/2004                                2,115

                          Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (e):
                21,150        (Harvest Village Senior Redevelopment Project), Series A, 1.15% due 7/01/2029          21,150
                13,900        (Parkview Redevelopment Housing Project), AMT, 1.02% due 7/01/2026                     13,900

                 2,230    Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN, 1.07%
                          due 9/01/2026 (e)                                                                           2,230

                11,685    Camden, New Jersey, GO, BAN, 2% due 9/10/2004                                              11,718

                   662    Clipper Tax-Exempt Trust, New Jersey, COP, VRDN, Series 1998-6, 1.07% due 10/01/2017 (e)      662

                19,970    Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 1.05% due 2/15/2007 (e)     19,970

                 8,425    Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue
                          Refunding Bonds, Series 2003-0041, VRDN, Class A, 1.05% due 1/01/2030 (a)(e)                8,425

                21,572    East Brunswick Township, New Jersey, BAN, 2.50% due 1/08/2005                              21,803

                 3,593    East Hanover Township, New Jersey, BAN, 2% due 3/24/2005                                    3,627

                 4,426    East Windsor Township, New Jersey, BAN, 2% due 12/03/2004                                   4,451

                 7,000    Essex County, New Jersey, Improvement Authority Revenue Bonds, BAN, 2% due 8/05/2004        7,023

                 6,450    Garfield, New Jersey, GO, BAN, 2% due 3/18/2005                                             6,510

                50,255    Hudson County, New Jersey, COP, MERLOTS, Series A35, 1.05% due 12/01/2021 (d)(e)           50,255

                41,800    Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential Purpose
                          Pooled Government), VRDN, 1% due 7/15/2026 (e)                                             41,800

                 6,880    Jersey City, New Jersey, GO, Refunding, 2% due 7/02/2004                                    6,896

                 4,705    Manchester Township, New Jersey, GO, BAN, 1.75% due 3/25/2005                               4,739

                 2,085    Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer Inc. Project),
                          VRDN, 1.07% due 12/01/2018 (e)                                                              2,085

                 6,420    Mount Laurel Township, New Jersey, GO, BAN, 1.50% due 5/28/2004                             6,425

                14,075    Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, VRDN,
                          Series 1998-64, Class A, 1.04% due 1/01/2012 (c)(e)                                        14,075

                          New Brunswick, New Jersey, GO:
                 6,000        BAN, 1.75% due 8/11/2004                                                                6,014
                 8,000        Parking Authority, 1.70% due 6/04/2004                                                  8,003



Portfolio Abbreviations for CMA New Jersey Municipal Money Fund


AMT       Alternative Minimum Tax (subject to)
ARCS      Auction Rate Certificates
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
DATES     Daily Adjustable Tax-Exempt Securities
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
MERLOTS   Municipal Extendible Receipt Liquidity
          Option Tender Securities
PUTTERS   Puttable Tax-Exempt Receipts
ROCS      Reset Option Certificates
TAN       Tax Anticipation Notes
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New Jersey (continued)

                          New Jersey EDA, CP:
               $16,700        0.95% due 5/03/2004                                                                $   16,700
                15,000        0.95% due 6/07/2004                                                                    15,000
                10,300        0.93% due 7/09/2004                                                                    10,300

                          New Jersey EDA, EDR, Refunding (e):
                33,850        (Airis Newark LLC Project), ARCS, AMT, 1.02% due 1/01/2019 (a)                         33,850
                 1,000        (Foreign Trade Zone Project), VRDN, 1.11% due 12/01/2007                                1,000
                 4,400        (Jewish Community Foundation Metro West), VRDN, 1.02% due 12/01/2018                    4,400

                          New Jersey EDA, EDR, VRDN (e):
                 9,100        (Diocese of Metuchen), 1% due 3/01/2026                                                 9,100
                10,000        (ENCAP Golf Holdings LLC), AMT, Series A, 1.07% due 10/01/2026                         10,000
                33,000        (ENCAP Golf Holdings LLC), AMT, Series B, 1.07% due 10/01/2011                         33,000
                 8,000        (MZR Real Estate LP Project), AMT, 1.12% due 12/01/2026                                 8,000
                 4,010        (PB Tower & Metro Project), AMT, Series A, 1.17% due 11/01/2026                         4,010
                 2,125        (PB Tower & Metro Project), AMT, Series B, 1.17% due 11/01/2011                         2,125
                   945        (Park Lane Association Project), AMT, 1.17% due 4/01/2010                                 945
                 8,000        (Wyckoff Family YMCA Inc. Project), 1.02% due 10/01/2023                                8,000

                 4,000    New Jersey EDA, Industrial and Economic Development Revenue Bonds (Tru Urban
                          Renewal Co.), DATES, 1.30% due 4/01/2019 (e)                                                4,000

                39,000    New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project), VRDN,
                          AMT, Series A, 1.20% due 6/01/2026 (a)(e)                                                  39,000

                          New Jersey EDA, Revenue Bonds (e):
                 2,745        (Accurate Box Co. Inc. Project), VRDN, AMT, 1.12% due 11/01/2009                        2,745
                 1,975        (The Arc of Somerset County Inc.), VRDN, 1.07% due 7/01/2020                            1,975
                 4,230        (Cozzoli Enterprises LLC Project), VRDN, AMT, 1.02% due 2/01/2022                       4,230
                 1,965        (Jewish Family Service), VRDN, 1.07% due 2/01/2022                                      1,965
                 8,095        MERLOTS, Series A-41, 1.05% due 6/15/2022 (b)                                           8,095
                22,025        MERLOTS, Series B-02, 1.05% due 6/15/2020 (d)                                          22,025
                 3,975        (Ocean County YMCA Inc. Project), VRDN, 1.07% due 9/01/2021                             3,975
                 5,000        (Presbyterian Homes), VRDN, Series B, 1.02% due 12/01/2032                              5,000
                 3,375        ROCS, Series II-R-203, 1.05% due 6/15/2021 (a)                                          3,375
                 3,575        (Urban League Project), VRDN, 1.07% due 8/01/2019                                       3,575
                 3,050        (YMCA of Montclair Project), VRDN, 1.07% due 6/01/2022                                  3,050

                 2,000    New Jersey EDA, Revenue Refunding Bonds (The Peddie School Project), VRDN, Series B,
                          0.96% due 2/01/2019 (e)                                                                     2,000

                15,400    New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN, AMT,
                          1.08% due 7/01/2030 (e)                                                                    15,400

                10,985    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New Jersey
                          Inc. Project), VRDN, AMT, Series C, 1.16% due 11/01/2025 (a)(e)                            10,985

                          New Jersey Health Care Facilities Financing Authority Revenue Bonds (e):
                21,890        FLOATS, Series 702, 1.02% due 7/01/2014 (d)                                            21,890
                 6,500        (Meridian Health System), VRDN, Series A, 1% due 7/01/2033                              6,500
                11,500        (Meridian Health System), VRDN, Series B, 1% due 7/01/2033                             11,500
                 6,500        (Meridian Hospitals Corp. Computer Program), VRDN, Series A-1, 1% due 7/01/2011         6,500
                 3,000        (Wiley Mission Project), VRDN, 1.02% due 7/01/2029                                      3,000


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New Jersey (concluded)

               $ 9,690    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Centenary
                          College), VRDN, Series A, 1.02% due 10/01/2033 (e)                                     $    9,690

                14,930    New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                          Bonds, PUTTERS, Series 247, 1.03% due 1/01/2013 (b)(e)(g)                                  14,930

                 5,000    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                          Series EE, 1.10% due 4/01/2004 (d)                                                          5,000

                          New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT:
                12,000        Series B, 1.10% due 10/01/2004                                                         12,000
                12,500        VRDN, Series F, 1.05% due 10/01/2004 (e)                                               12,500

                40,000    New Jersey State, TRAN, Series 2004-A, 2% due 6/25/2004                                    40,091

                 5,750    New Jersey State Transit Corporation, COP, ROCS, Series 15, 1.06% due 9/15/2014 (a)(e)      5,750

                          New Jersey State Transportation Trust Fund Authority Revenue Bonds (e):
                34,050        FLOATS, Series 775D, 1.07% due 12/15/2016 (a)                                          34,050
                 6,180        MERLOTS, Series A13, 1.05% due 6/15/2020 (d)                                            6,180
                16,795        PUTTERS, Series 332, 1.10% due 12/15/2015 (a)                                          16,795
                 7,145        ROCS, Series II-R-4040, 1.05% due 6/15/2022 (c)                                         7,145

                16,295    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, GO, ROCS,
                          Series II-R-4032, 1.05% due 1/01/2021 (c)(e)                                               16,295

                          New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (c)(e):
                12,200        Series C-1, 1% due 1/01/2024                                                           12,200
                30,000        Series C-2, 1% due 1/01/2024                                                           30,000
                20,000        Series C-3, 1% due 1/01/2024                                                           20,000

                 8,700    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, VRDN,
                          Series D, 1% due 1/01/2018 (b)(e)                                                           8,700

                 1,760    New Milford, New Jersey, GO, BAN, 1.50% due 6/25/2004                                       1,763

                 4,300    North Wildwood, New Jersey, BAN, 2% due 8/13/2004                                           4,314

                 5,427    Passaic, New Jersey, GO, BAN, 2% due 11/12/2004                                             5,453

                 5,607    Perth Amboy, New Jersey, BAN, 2% due 8/06/2004                                              5,625

                 7,300    Salem County, New Jersey, Industrial Pollution Control Financing Authority Revenue
                          Bonds (E.I. du Pont de Nemours), VRDN, 1% due 3/01/2012 (e)                                 7,300

                 1,508    South Amboy, New Jersey, GO, BAN, 2% due 8/05/2004                                          1,512

                 3,814    Southampton, New Jersey, BAN, Series A, 1.75% due 8/27/2004                                 3,825

                 7,411    Stafford Township, New Jersey, GO, BAN, 2% due 7/16/2004                                    7,433

                21,675    Woodbridge Township, New Jersey, GO, Refunding, BAN, 1.25% due 7/08/2004                   21,685

                 4,024    Woodridge Borough, New Jersey, GO, BAN, 2% due 2/25/2005                                    4,058


New York/New Jersey--10.7%

                          Port Authority of New York and New Jersey, CP:
                 9,000        0.95% due 5/03/2004                                                                     9,000
                12,720        0.95% due 5/04/2004                                                                    12,720

                          Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                          Bonds (Versatile Structure Obligation), VRDN, AMT (e):
                73,900        Series 1R, 1.11% due 8/01/2028                                                         73,900
                10,000        Series 4, 1.15% due 4/01/2024                                                          10,000
                19,400        Series 6, 1.15% due 12/01/2017                                                         19,400



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (concluded)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
Puerto Rico--7.1%

               $ 6,595    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                          Class A, 1.02% due 1/25/2016 (d)(e)                                                    $    6,595

                 6,300    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                          Series 2000-107, Class A, 1.02% due 5/19/2009 (c)(e)                                        6,300

                10,800    Puerto Rico Commonwealth, TRAN, 2% due 7/30/2004                                           10,836

                          Puerto Rico Government Development Bank, CP:
                13,776        1.05% due 4/01/2004                                                                    13,776
                10,000        0.95% due 4/07/2004                                                                    10,000
                 9,198        0.98% due 5/04/2004                                                                     9,198
                 3,960        1% due 6/04/2004                                                                        3,960
                 5,637        0.97% due 6/07/2004                                                                     5,637
                 5,982        0.99% due 6/25/2004                                                                     5,982
                 4,517        0.99% due 7/02/2004                                                                     4,517

                 5,395    Puerto Rico Public Finance Corporation, FLOATS, Series 705D, 1.02% due
                          8/01/2027 (a)(e)                                                                            5,395

                          Total Investments (Cost--$1,153,176*)--99.0%                                            1,153,176
                          Other Assets Less Liabilities--1.0%                                                        12,025
                                                                                                                 ----------
                          Net Assets--100.0%                                                                     $1,165,201
                                                                                                                 ==========

(a)AMBAC Insured.

(b)FGIC Insured.

(c)FSA Insured.

(d)MBIA Insured.

(e)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.

(f)XL Capital Insured.

(g)Escrowed to maturity.

*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Assets and Liabilities

As of March 31, 2004
Assets

               Investments, at value (identified cost--$1,153,175,675)                                      $ 1,153,175,675
               Cash                                                                                                 177,306
               Receivables:
                  Securities sold                                                         $     8,801,226
                  Interest                                                                      3,424,635        12,225,861
                                                                                          ---------------
               Prepaid expenses and other assets                                                                      9,979
                                                                                                            ---------------
               Total assets                                                                                   1,165,588,821
                                                                                                            ---------------

Liabilities

               Payables:
                  Distributor                                                                     227,055
                  Investment adviser                                                               72,793
                  Other affiliates                                                                 24,038
                  Beneficial interest redeemed                                                      3,702           327,588
                                                                                          ---------------
               Accrued expenses and other liabilities                                                                60,683
                                                                                                            ---------------
               Total liabilities                                                                                    388,271
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $ 1,165,200,550
                                                                                                            ===============

Net Assets Consist of

               Shares of beneficial interest, $.10 par value, unlimited number of shares
               authorized                                                                                   $   116,515,918
               Paid-in capital in excess of par                                                               1,048,642,930
               Undistributed realized capital gains--net                                                             41,702
                                                                                                            ---------------
               Net Assets--Equivalent to $1.00 per share based on 1,165,159,176 shares of
               beneficial interest outstanding                                                              $ 1,165,200,550
                                                                                                            ===============

See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Operations

For the Year Ended March 31, 2004
Investment Income

               Interest and amortization of premium and discount earned                                     $    12,702,567

Expenses

               Investment advisory fees                                                   $     5,422,120
               Distribution fees                                                                1,487,322
               Accounting services                                                                217,771
               Transfer agent fees                                                                117,783
               Professional fees                                                                   72,389
               Custodian fees                                                                      40,726
               Printing and shareholder reports                                                    29,098
               Registration fees                                                                   20,916
               Pricing fees                                                                        14,098
               Trustees' fees and expenses                                                         11,385
               Other                                                                               25,143
                                                                                          ---------------
               Total expenses before waiver                                                     7,458,751
               Waiver of expenses                                                                 (2,664)
                                                                                          ---------------
               Total expenses after waiver                                                                        7,456,087
                                                                                                            ---------------
               Investment income--net                                                                             5,246,480
                                                                                                            ---------------

Realized Gain on Investments--Net

               Realized gain on investments--net                                                                     53,197
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $     5,299,677
                                                                                                            ===============

See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Statements of Changes in Net Assets
                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2004             2003
Operations

               Investment income--net                                                     $     5,246,480   $     9,443,317
               Realized gain on investments--net                                                   53,197            87,248
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                             5,299,677         9,530,565
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

               Investment income--net                                                         (5,246,480)       (9,443,317)
               Realized gain on investments--net                                                 (34,343)          (72,268)
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends and distributions
               to shareholders                                                                (5,280,823)       (9,515,585)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net proceeds from sale of shares                                             4,043,731,243     3,387,147,467
               Value of shares issued to shareholders in reinvestment of dividends
               and distributions                                                                5,280,352         9,515,227
                                                                                          ---------------   ---------------
                                                                                            4,049,011,595     3,396,662,694
               Cost of shares redeemed                                                    (4,109,784,341)   (3,437,655,470)
                                                                                          ---------------   ---------------
               Net decrease in net assets derived from beneficial interest transactions      (60,772,746)      (40,992,776)
                                                                                          ---------------   ---------------

Net Assets

               Total decrease in net assets                                                  (60,753,892)      (40,977,796)
               Beginning of year                                                            1,225,954,442     1,266,932,238
                                                                                          ---------------   ---------------
               End of year                                                                $ 1,165,200,550   $ 1,225,954,442
                                                                                          ===============   ===============

See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001          2000
Per Share Operating Performance

               Net asset value, beginning of year            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
               Investment income--net                              --++          .01          .02          .03          .03
               Realized gain on investments--net                   --++         --++         --++         --++         --++
                                                             ----------   ----------   ----------   ----------   ----------
               Total from investment operations                    --++          .01          .02          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
               Less dividends and distributions:
                  Investment income--net                         --++++        (.01)        (.02)        (.03)        (.03)
                  Realized gain on investments--net              --++++       --++++           --           --           --
                                                             ----------   ----------   ----------   ----------   ----------
               Total dividends and distributions                 --++++        (.01)        (.02)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
               Net asset value, end of year                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
               Total investment return                             .43%         .80%        1.66%        3.35%        2.74%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver                             .61%         .62%         .62%         .62%         .64%
                                                             ==========   ==========   ==========   ==========   ==========
               Expenses                                            .61%         .62%         .62%         .62%         .64%
                                                             ==========   ==========   ==========   ==========   ==========
               Investment income--net                              .44%         .79%        1.68%        3.27%        2.71%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of year (in thousands)        $1,165,201   $1,225,954   $1,266,932   $1,309,394   $1,085,988
                                                             ==========   ==========   ==========   ==========   ==========

++Amount is less than $.01 per share.

++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
CMA New Jersey Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion. For the year ended March 31, 2004, FAM earned fees of $5,422,120, of which $2,664 was waived.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements (concluded)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $24,662 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:


                                       3/31/2004          3/31/2003

Distributions paid from:
   Tax-exempt income                $  5,246,480       $  9,443,317
   Ordinary income                        22,848             72,268
   Long-term capital gains                11,495                 --
                                    ------------       ------------
Total distributions                 $  5,280,823       $  9,515,585
                                    ============       ============


As of March 31, 2004, there were no significant differences between the book and tax components of net assets.



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004



Independent Auditors' Report


To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee

Terry K. Glenn*       President    1999 to    President of the Merrill Lynch Investment     124 Funds      None
P.O. Box 9011         and          present    Managers, L.P. ("MLIM")/Fund Asset            160 Portfolios
Princeton,            Trustee      and        Management, L.P. ("FAM")--Advised Funds
NJ 08543-9011                      1988 to    since 1999; Chairman (Americas Region)
Age: 63                            present    of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(continued)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees*

Ronald W. Forbes      Trustee      1988 to    Professor Emeritus of Finance, School of      51 Funds       None
P.O. Box 9095                      present    Business, State University of New York at     50 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant
Age: 63                                       at the Urban Institute from 1995 to 1999.


Cynthia A. Montgomery Trustee      1994 to    Professor, Harvard Business School since      51 Funds       Newell
P.O. Box 9095                      present    1989.                                         50 Portfolios  Rubbermaid, Inc.
Princeton,
NJ 08543-9095
Age: 51


Kevin A. Ryan         Trustee      1992 to    Director Emeritus of The Boston University    51 Funds       None
P.O. Box 9095                      present    Center for the Advancement of Ethics and      50 Portfolios
Princeton,                                    Character from 1989 to 1999; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 71                                       to 1999 and Professor Emeritus thereof
                                              since 1999.


Roscoe S. Suddarth    Trustee      2000 to    President of Middle East Institute from       51 Funds       None
P.O. Box 9095                      present    1995 to 2001; Foreign Service Officer of      50 Portfolios
Princeton,                                    United States Foreign Service from 1961
NJ 08543-9095                                 to 1995 and Career Minister from 1989 to
Age: 68                                       1995; Deputy Inspector General of U.S.
                                              Department of State from 1991 to 1994;
                                              U.S. Ambassador to the Hashemite Kingdom
                                              of Jordan from 1987 to 1990.


Richard R. West       Trustee      1988 to    Professor of Finance, New York University,    51 Funds       Bowne & Co.,
P.O. Box 9095                      present    Leonard N. Stern School of Business           50 Portfolios  Inc.; Vornado
Princeton,                                    Administration from 1982 to 1994 and                         Operating
NJ 08543-9095                                 Dean Emeritus thereof since 1994.                            Company;
Age: 66                                                                                                    Vornado Realty
                                                                                                           Trust and
                                                                                                           Alexander's, Inc.


Edward D. Zinbarg     Trustee      2000 to    Self-employed financial consultant since      51 Funds       None
P.O. Box 9095                      present    1994; Executive Vice President of The         50 Portfolios
Princeton,                                    Prudential Insurance Company of America
NJ 08543-9095                                 from 1988 to 1994; Former Director of
Age: 69                                       Prudential Reinsurance Company and former
                                              Trustee of The Prudential Foundation.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(concluded)

                      Position(s)  Length of
                      Held with    Time
Name, Address & Age   Fund         Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke       Vice         1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President    present    1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,            and          and        Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011         Treasurer    1999 to
Age: 43                            present


Kenneth A. Jacob      Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1997 to 2000.
Princeton,            President
NJ 08543-9011
Age: 53


John M. Loffredo      Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1998 to 2000.
Princeton,            President
NJ 08543-9011
Age: 40


Steven T. Lewis       Vice         1996 to    Vice President of MLIM since 1998.
P.O. Box 9011         President    present
Princeton,
NJ 08543-9011
Age: 39


Phillip S. Gillespie  Secretary    2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000
P.O. Box 9011                      present    to 2001; Vice President from 1999 to 2000; Attorney associated with MLIM
Princeton,                                    since 1998.
NJ 08543-9011
Age: 40


* Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-2104**

**For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4363.



Charles C. Reilly, Trustee of CMA New Jersey Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.



CMA NEW JERSEY MUNICIPAL MONEY FUND, MARCH 31, 2004



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3)
Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees -         Fiscal Year Ending March 31, 2004 - $33,200
                         Fiscal Year Ending March 31, 2003 - $35,164

(b) Audit-Related Fees - Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(c) Tax Fees -           Fiscal Year Ending March 31, 2004 - $5,200
                         Fiscal Year Ending March 31, 2003 - $4,800

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees -     Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g) Fiscal Year Ending March 31, 2004 - $16,708,160
    Fiscal Year Ending March 31, 2003 - $17,378,427

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders -
Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004